Cover	Jul. 18, 2026
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Jul. 18, 2026
Entity File Number	000-56851
Entity Registrant Name	OXO, Inc
Entity Central Index Key	0002107170
Entity Tax Identification Number	39-3653314
Entity Incorporation, State or Country Code	WY
Entity Address, Address Line One	1155 Market Street
Entity Address, Address Line Two	Unit 99
Entity Address, City or Town	San Francisco
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	94103
City Area Code	(213)
Local Phone Number	827-6863
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	true